CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 05, 2018 USD ($)	Dec. 30, 2015
CONVERTIBLE BONDS PAYABLE
Debt issuance costs			¥ 203,779	¥ 273,822
Accrued interests			32,902	43,776
Denominations for repurchase of Notes | $		$ 1
Proceeds from Convertible Debt			¥ 1,867,304
Accrued expenses
CONVERTIBLE BONDS PAYABLE
Accrued interests				¥ 3,488
ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares		$ 51.58
Conversion rate per US$1,000 principal amount		19.3865
Convertible Bonds Due 2019
CONVERTIBLE BONDS PAYABLE
Percentage of principal amount of the original debt being converted	100.00%
Convertible Bonds Due 2019 | Class A
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares	$ 1.675262
Principal amount and accrued interest converted to Class A Ordinary shares (in shares) | shares	97,870,263
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $					$ 300,000
Debt issuance costs | $					$ 8,948
Interest per annum (as a percent)					2.00%
Maximum principal amount convertible to ordinary shares (as a percent)						100.00%
Debt Instrument, Interest Rate, Effective Percentage		2.65%	2.65%	2.65%
Effective interest rate		2.65%	2.65%	2.65%